6. PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Jun. 30, 2014
Property, Plant and Equipment [Abstract]
Property and equipment
	June 30,	June 30,
	2014	2013
Office equipment	$1,180,210	$1,180,210
Laboratory equipment	317,608	311,369
Leasehold improvements	751,226	751,226
	2,249,044	2,242,805
Less: Accumulated depreciation and amortization	(2,088,296)	(1,976,390)
	$160,748	$266,415